Goodwill and Other Intangible Assets - Summary of Goodwill by Groups of Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 11,986	$ 11,431
Groups of Cash-generating units [Member] | Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	154	154
Groups of Cash-generating units [Member] | Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	4,395	4,395
Groups of Cash-generating units [Member] | North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	6,826	6,538
Groups of Cash-generating units [Member] | International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 611	$ 344